Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSE
Summary of Employee Expenses

Employee expenses recognized in profit or loss for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(44,154,344)	(44,367,982)	(47,845,074)
Post-employment benefit obligations expense	(641,407)	(790,850)	(802,823)
Social security and other contributions	(5,797,834)	(6,524,962)	(7,031,344)
Other staff expenses	(3,206,953)	(2,538,676)	(4,670,831)
Total employee benefits expense	(53,800,538)	(54,222,470)	(60,350,072)